UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostolansky      Greenwich, CT         February 12, 2008
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $853,332 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                      Title of                 Mkt Val    SH/PRN   SH/ PUT/ Invest  Other    Voting Authority
Name of Issuer                          Class          CUSIP   (x1,000)   Amount   PRN CALL  Disc   Mgrs     Sole    Shared None
Amdocs Ltd                       Ord                 G02602103    1,941     56,300 SH       DEFINED           56,300
Beazer Homes USA Inc             Note 4.625% 6/1     07556QAL9    3,156  4,500,000 PRN      DEFINED        4,500,000
Best Buy Inc                     SDCV 2.250% 1/1     086516AF8    9,038  7,500,000 PRN      DEFINED        7,500,000
Blackboard Inc                   Note 3.250% 7/0     091935AA4    4,170  4,000,000 PRN      DEFINED        4,000,000
Countrywide Financial Corp       DBCV 4/1            222372AN4   13,069 17,000,000 PRN      DEFINED       17,000,000
Digital Riv Inc                  Note 1.250% 1/0     25388BAB0    5,094  5,000,000 PRN      DEFINED        5,000,000
Disney Walt Co                   COM DISNEY          254687106      547    684,100 SH  Put  DEFINED          684,100
Disney Walt Co                   COM DISNEY          254687106   20,520    635,680 SH       DEFINED          635,680
Fair Isaac Corp                  Note 1.500% 8/1     303250AD6   17,281 17,500,000 PRN      DEFINED       17,500,000
FEI Co                           Note 6/1            30241LAD1    9,811  9,445,000 PRN      DEFINED        9,445,000
FLIR Sys Inc                     Common              302445101   18,836    601,800 SH       DEFINED          601,800
General Mtrs Corp                DEB SR CV C 33      370442717   19,750  1,000,000 PRN      DEFINED        1,000,000
Hutchinson Technology Inc        Note 3.250% 1/1     448407AF3    9,625 10,000,000 PRN      DEFINED       10,000,000
Integra Lifesciences Hldgs       Note 2.500% 3/1     457985AB5      467    380,000 PRN      DEFINED          380,000
Intel Corp                       Common              458140100    9,278    348,000 SH       DEFINED          348,000
Itron Inc                        Note 2.500% 8/0     465741AJ5    4,019  2,500,000 PRN      DEFINED        2,500,000
Jazz Technologies Inc            Note 8.00%12/3      47214EAA0      318    390,000 PRN      DEFINED          390,000
Johnson & Johnson                Common              478160104      103    137,000 SH  Put  DEFINED          137,000
Johnson & Johnson                Common              478160104    5,416     81,200 SH       DEFINED           81,200
Kellwood Co                      DBCV 3.500% 6/1     488044AF5    1,925  2,200,000 PRN      DEFINED        2,200,000
KV Pharmaceutical Co             Note 2.500% 5/1     482740AC1   12,750 10,000,000 PRN      DEFINED       10,000,000
Lamar Advertising Co             Note 2.875%12/3     512815AH4        5      4,000 PRN      DEFINED            4,000
Liberty Media Corp               DEB 3.500% 1/1      530715AN1   18,090 24,000,000 PRN      DEFINED       24,000,000
Liberty Media Corp New           DEB 0.750% 3/3      530718AF2   38,015 36,531,000 PRN      DEFINED       36,531,000
Linear Technology Corp           Note 3.125% 5/0     535678AD8   12,569 12,900,000 PRN      DEFINED       12,900,000
Lions Gate Entmnt Corp           Note 2.938%10/1     535919AF1   10,281 10,000,000 PRN      DEFINED       10,000,000
Medicis Pharmaceutical Corp      Note 2.500% 6/0     58470KAA2    7,228  7,000,000 PRN      DEFINED        7,000,000
Mesa Air Group Inc               Note 2.115% 2/1     590479AD3   10,553 21,000,000 PRN      DEFINED       21,000,000
MGI Pharma Inc                   Note 1.682% 3/0     552880AB2    4,794  5,000,000 PRN      DEFINED        5,000,000
Millipore Corp                   Note 3.750% 6/0     601073AD1    9,138  8,500,000 PRN      DEFINED        8,500,000
Mylan Inc                        Pfd Conv            628530206   19,841     19,500 SH       DEFINED           19,500
NCI Building Sys Inc             Note 2.125%11/1     628852AG0   16,845 17,200,000 PRN      DEFINED       17,200,000
OSI Pharmaceuticals Inc          Note 2.000%12/1     671040AF0   15,632  9,000,000 PRN      DEFINED        9,000,000
PMC-Sierra Inc                   Common              69344F106    3,302    504,900 SH       DEFINED          504,900
Red Hat Inc                      DBCV 0.500% 1/1     756577AB8    6,563  7,000,000 PRN      DEFINED        7,000,000
SBA Communications Inc           Note 0.375%12/0     78388JAJ5    5,625  5,000,000 PRN      DEFINED        5,000,000
Scientific Games Corp            SDCV 0.750%12/0     80874PAD1   17,172 13,800,000 PRN      DEFINED       13,800,000
Sunpower Corp                    Com Cl A            867652109      525     17,600 SH  Call DEFINED           17,600
SPX Corp                         Common              784635104      989     40,000 SH  Put  DEFINED           40,000
Tech Data Corp                   DBCV 2.750%12/1     878237AE6   13,112 13,500,000 PRN      DEFINED       13,500,000
Thermo Fisher Scientific Inc     Common              883556102    3,639     84,900 SH       DEFINED           84,900
Time Warner Telecom Inc          DBCV 2.375% 4/0     887319AC5    9,586  7,500,000 PRN      DEFINED        7,500,000
Transocean Inc New               Shs                 G90073100    1,804     12,600 SH       DEFINED           12,600
Transocean SEDCO FOREX Inc       Note 1.625% 12/1    893830AU3   21,650 20,000,000 PRN      DEFINED       20,000,000
Wesco Intl Inc                   Note 1.750% 11/1    95082PAG0  439,260  5,000,000 PRN      DEFINED        5,000,000
                                                                853,332